Financial instruments and risk management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Nature and Extent of Risks Arising From Financial Instruments Text Block [Abstract]
Other variables percentage	10.00%
Value of asset	$ 280,066	$ 3,055,157	$ 450,804